RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of related party [text block]	RELATED PARTY TRANSACTIONS
a)    Related Parties
Related parties include subsidiaries, associates, joint ventures, key management personnel, the Board of Directors (“Directors”), immediate family members of key management personnel and Directors and entities which are directly or indirectly controlled by, jointly controlled by or significantly influenced by key management personnel, Directors or their close family members.
b)    Key Management Personnel and Directors
Key management personnel are those individuals who have the authority and responsibility for planning, directing and controlling the company’s activities, directly or indirectly, and consist of the company’s Senior Executives. The company’s Directors do not plan, direct or control the activities of the company directly; they provide oversight over the business.
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2021 and 2020 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Salaries, incentives and short-term benefits	$16	$14
Share-based payments	56	81
	$72	$95
The remuneration of key management personnel and Directors is determined by the Management Resources and Compensation Committee of the Board of Directors having regard to the performance of individuals and market funds.
c)    Related Party Transactions
In the normal course of operations, the company executes transactions on market terms with related parties that have been measured at exchange value and are recognized in the consolidated financial statements, including, but not limited to: base management fees, performance fees and incentive distributions; loans, interest and non-interest bearing deposits; power purchase and sale agreements; capital commitments to private funds; the acquisition and disposition of assets and businesses; derivative contracts; and the construction and development of assets. Transactions and balances between consolidated entities are fully eliminated upon consolidation. However, transactions and balances between the company and equity accounted investments do not eliminate.
The following table lists the related party balances included within the consolidated financial statements for the years ended December 31, 2021 and 2020:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Management fees received	$24	$31
The company provided BAMR an equity commitment in the amount of $2 billion to fund future growth, which BAMR may draw on from time to time. As of December 31, 2021, there was no amount drawn under this equity commitment.
During the year, subsidiaries of BAMR purchased investments of $0.9 billion from the company.
Throughout 2021, under a deposit arrangement on arms’ length terms, wholly owned subsidiaries of the company provided working capital to BAMR. During the year, BAMR drew down under this arrangement approximately $742 million of cash to temporarily fund new reinsurance and pension risk transfer transactions, as well as various other investments.